PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 20.0%
Assurant CLO II Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%) 3.318%, 04/20/31 144A @,•	$2,400	$2,381,868
Babson CLO Ltd., Series 2014-IA Class C (3 M ICE LIBOR + 3.450%) 5.728%, 07/20/25 144A @,•	1,500	1,500,314
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%) 4.000%, 07/18/29 144A @,•	1,500	1,491,609
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%) 3.378%, 01/20/31 144A @,•	2,500	2,490,538
BlueMountain CLO Ltd., Series 2015-1A Class A1R (3 M ICE LIBOR + 1.330%) 3.633%, 04/13/27 144A @,•	1,275	1,277,782
CIFC Funding Ltd.
(3 M ICE LIBOR + 1.700%, Floor 1.700%) 4.003%, 04/15/27, Series 2015-2A Class CR 144A @,•	1,250	1,238,146
(3 M ICE LIBOR + 1.050%, Floor 1.050%) 3.333%, 04/24/30, Series 2014-2RA Class A1 144A @,•	2,000	1,992,206
Consumers Securitization Funding LLC, Series 2014-A Class A1 1.334%, 11/01/20	218	217,685
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%) 3.398%, 01/20/30 144A @,•	3,000	2,975,988
ECMC Group Student Loan Trust, Series 2019-1A Class A1A 2.850%, 07/25/69 144A @	2,138	2,167,575
Elm CLO Ltd., Series 2014-1A Class BRR (3 M ICE LIBOR + 1.750%) 4.053%, 01/17/29 •144A @	2,000	1,995,382
Entergy Arkansas Restoration Funding LLC, Series 2010-A Class A1 2.300%, 08/01/21	331	329,987
Halcyon Loan Advisors Funding Ltd., Series 2015-2A Class AR (3 M ICE LIBOR + 1.080%, Floor 1.080%) 3.356%, 07/25/27 144A @,•	2,500	2,496,650
Limerock CLO III LLC, Series 2014-3A Class A1R (3 M ICE LIBOR + 1.200%) 3.478%, 10/20/26 144A @,•	1,368	1,368,987
Mariner CLO LLC, Series 2018-6A Class B (3 M ICE LIBOR + 1.680%) 3.936%, 07/28/31 144A @,•	2,000	1,974,574
Navient Private Education Loan Trust•
(1 M ICE LIBOR + 1.700%, Floor 1.700%) 3.728%, 11/15/30, Series 2015-AA Class A3 144A @	1,500	1,537,537

	Par (000)	Value†

(1 M ICE LIBOR + 1.600%) 3.628%, 10/15/31, Series 2014-AA Class A3 144A @	$1,499	$1,526,543
NZCG Funding Ltd., Series 2015-1A Class A2R (3 M ICE LIBOR + 1.550%, Floor 1.550%) 3.682%, 02/26/31 •144A @	3,350	3,299,375
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%) 3.583%, 10/13/31 144A @,•	2,000	1,987,774
Octagon Investment Partners XIX Ltd., Series 2014-1A Class CR (3 M ICE LIBOR + 2.100%) 4.403%, 04/15/26 144A @,•	2,500	2,500,618
SMB Private Education Loan Trust, Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%) 3.978%, 08/16/32 •144A @	2,405	2,473,790
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%) 4.050%, 07/18/31 144A @,•	2,000	1,980,728
Tesla Auto Lease Trust, Series 2018-A Class C 2.970%, 04/20/20 144A @	500	500,825
TRESTLES CLO Ltd., Series 2017-1A Class A1A (3 M ICE LIBOR + 1.290%) 3.566%, 07/25/29 144A @,•	1,250	1,250,816
Verizon Owner Trust144A @
2.220%, 12/20/21, Series 2017-2A Class B	2,000	2,002,231
2.380%, 04/20/22, Series 2017-3A Class B	1,000	1,002,006
Wellfleet CLO Ltd., Series 2017-1A Class A1 (3 M ICE LIBOR + 1.320%) 3.598%, 04/20/29 144A @,•	1,250	1,250,048

TOTAL ASSET BACKED SECURITIES (Cost $47,313,155)		47,211,582

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.9%
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%) 3.828%, 12/15/36 144A @,•	1,000	999,370
COMM Mortgage Trust, Series 2014-UBS4 Class XA 1.265%, 08/10/47 •	40,327	1,776,332
FHLMC Multifamily Structured Pass-Through Certificates•
1.743%, 03/25/22, Series K019 Class X1	26,121	883,543
3.163%, 08/25/25, Series KC02 Class X3	14,500	2,051,535
FREMF Mortgage Trust144A @,•
5.688%, 04/25/20, Series 2010-K7 Class B	1,200	1,214,767
3.261%, 04/25/46, Series 2013-K713 Class B	1,765	1,769,413
5.538%, 12/25/46, Series 2010-K6 Class B	3,000	3,016,770

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
3.986%, 01/25/47, Series 2014-K714 Class B	$1,500	$1,522,780
5.355%, 02/25/47, Series 2011-K14 Class B	1,050	1,094,272
4.079%, 08/25/47, Series 2014-K716 Class B	2,550	2,621,247
3.754%, 11/25/47, Series 2014-K717 Class C	1,500	1,526,625
4.567%, 12/25/48, Series 2011-K11 Class B	1,500	1,533,387
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%) 3.278%, 07/15/25 144A @,•	1,973	1,979,713
GS Mortgage Securities Trust
4.592%, 08/10/43, Series 2010-C1 Class A2 144A @	1,500	1,516,686
5.148%, 08/10/43, Series 2010-C1 Class B 144A @	2,000	2,028,471
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%) 3.678%, 05/15/38 •144A @	1,500	1,501,401
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH Class C (1 M ICE LIBOR + 1.360%, Floor 1.410%) 3.388%, 06/15/35 144A @,•	2,000	1,996,567
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class XA 1.509%, 06/15/45 144A @,•	47,963	1,321,216

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $32,161,676)		30,354,095

CORPORATE BONDS — 59.7%

Advertising — 0.6%
The Interpublic Group of Cos., Inc. 3.500%, 10/01/20	1,500	1,517,620

Aerospace & Defense — 0.4%
United Technologies Corp. 3.350%, 08/16/21	1,000	1,025,826

Agriculture — 1.1%
Altria Group Inc. 3.490%, 02/14/22	1,500	1,538,858
Cargill, Inc. 3.050%, 04/19/21 144A @	1,000	1,015,479

		2,554,337

Airlines — 5.6%
Air Canada Pass Through Trust, Series 2013-1 Class B 5.375%, 05/15/21 144A @	914	939,213
American Airlines Pass Through Trust, Series 2013-2 Class B 5.600%, 07/15/20 144A @	1,097	1,115,684

	Par (000)	Value†

Airlines — (continued)
British Airways 2013-1 Class B Pass Through Trust, Series 2013-1 Class B 5.625%, 06/20/20 144A @	$453	$459,401
Continental Airlines Pass Through Trust
7.256%, 03/15/20, Series 1999-2 Class A-1	201	201,742
6.250%, 04/11/20, Series 2012-1 Class B	999	1,012,094
7.707%, 04/02/21, Series 2000-2 Class A-1	139	142,790
Delta Air Lines Pass Through Trust, Series 2007-1 Class B 8.021%, 08/10/22	739	819,189
Delta Air Lines, Inc.
2.875%, 03/13/20	2,000	2,004,270
3.400%, 04/19/21	1,000	1,013,967
Northwest Airlines Pass Through Trust, Series 2007-1 Class A 7.027%, 11/01/19	2,197	2,204,858
U.S. Airways Pass Through Trust
6.750%, 06/03/21, Series 2012-2 Class B	2,264	2,383,083
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 07/02/22	939	992,336

		13,288,627

Auto Manufacturers — 1.1%
American Honda Finance Corp. (3 M ICE LIBOR + 0.350%) 2.488%, 06/11/21 •	1,500	1,502,722
General Motors Financial Co., Inc. (3 M ICE LIBOR + 0.850%) 2.862%, 04/09/21 •	1,000	999,378

		2,502,100

Banks — 5.4%
Bank of Montreal 3.100%, 07/13/20	1,500	1,512,924
The Bank of Nova Scotia 3.125%, 04/20/21	1,500	1,524,633
Central Fidelity Capital Trust I (3 M ICE LIBOR + 1.000%) 3.303%, 04/15/27 •	1,750	1,627,500
CIT Group, Inc. 4.125%, 03/09/21	1,000	1,017,500
Citibank NA 3.400%, 07/23/21	1,500	1,535,233
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 5.736% µ,•	1,500	1,507,030
Mitsubishi UFJ Financial Group, Inc. 3.535%, 07/26/21	1,500	1,533,757
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 2.702%, 06/01/28 •	1,000	919,979

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Banks — (continued)
Wells Fargo Bank NA (3 M ICE LIBOR + 0.490%) 3.325%, 07/23/21 •	$1,500	$1,513,232

		12,691,788

Beverages — 1.5%
Constellation Brands, Inc. 2.250%, 11/06/20	2,000	2,000,635
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	1,500	1,532,061

		3,532,696

Biotechnology — 0.6%
Celgene Corp. 2.875%, 02/19/21	1,500	1,514,448

Building Materials — 0.6%
Vulcan Materials Co. (3 M ICE LIBOR + 0.650%) 2.782%, 03/01/21 •	1,500	1,501,240

Chemicals — 1.7%
CF Industries, Inc. 7.125%, 05/01/20	1,000	1,027,500
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	500	505,717
Methanex Corp. 3.250%, 12/15/19	1,453	1,455,860
WR Grace & Co. 5.125%, 10/01/21 144A @	1,000	1,038,850

		4,027,927

Commercial Services — 0.5%
Service Corp International 8.000%, 11/15/21	1,000	1,103,750

Computers — 1.1%
Hewlett Packard Enterprise Co. (3 M ICE LIBOR + 0.680%) 2.807%, 03/12/21 •	1,500	1,502,943
IBM Credit LLC 3.450%, 11/30/20	1,000	1,017,439

		2,520,382

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC 4.450%, 12/16/21	1,000	1,039,782
BOC Aviation Ltd. (3 M ICE LIBOR + 1.050%) 3.316%, 05/02/21 144A @,•	2,000	2,007,600
GE Capital International Funding Co. Unlimited 2.342%, 11/15/20	2,000	1,995,175
Park Aerospace Holdings Ltd. 3.625%, 03/15/21 144A @	1,000	1,007,400
USAA Capital Corp. 3.000%, 07/01/20 144A @	2,000	2,014,925

		8,064,882

	Par (000)	Value†

Electric — 2.6%
CenterPoint Energy, Inc. 3.600%, 11/01/21	$1,000	$1,026,576
Mississippi Power Co. (3 M ICE LIBOR + 0.650%) 2.750%, 03/27/20 •	1,500	1,500,573
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	1,500	1,527,008
San Diego Gas & Electric Co. 1.914%, 02/01/22	573	562,013
Sempra Energy (3 M ICE LIBOR + 0.500%) 2.803%, 01/15/21 •	1,500	1,498,376

		6,114,546

Electronics — 0.6%
Honeywell International, Inc. (3 M ICE LIBOR + 0.370%) 2.557%, 08/08/22 •	1,500	1,508,298

Food — 2.5%
Campbell Soup Co. 3.300%, 03/15/21	2,000	2,028,851
General Mills, Inc. 3.200%, 04/16/21	1,000	1,015,330
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 144A @	750	749,688
Smithfield Foods, Inc. 2.700%, 01/31/20 144A @	2,000	1,998,817

		5,792,686

Healthcare Products — 1.7%
Becton Dickinson and Co. 2.404%, 06/05/20	2,000	2,001,635
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 2.914%, 03/19/21 •	2,000	2,000,035

		4,001,670

Healthcare Services — 1.7%
HCA Healthcare, Inc. 6.250%, 02/15/21	1,000	1,047,100
Humana, Inc. 2.500%, 12/15/20	1,000	1,002,279
UnitedHealth Group, Inc. 3.150%, 06/15/21	2,000	2,037,715

		4,087,094

Home Builders — 1.3%
DR Horton, Inc. 2.550%, 12/01/20	2,000	2,005,920
Lennar Corp. 2.950%, 11/29/20	1,000	1,001,250

		3,007,170

Internet — 0.7%
Tencent Holdings Ltd. 2.875%, 02/11/20 144A @	1,750	1,752,787

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Leisure Time — 1.1%
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	$1,500	$1,506,049
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	1,000	1,068,000

		2,574,049

Lodging — 2.1%
Marriott International, Inc.• (3 M ICE LIBOR + 0.600%) 2.738%, 12/01/20	2,000	2,006,450
(3 M ICE LIBOR + 0.650%) 2.752%, 03/08/21	1,500	1,505,480
MGM Resorts International 6.625%, 12/15/21	1,250	1,354,187

		4,866,117

Machinery - Diversified — 2.6%
ABB Finance USA, Inc. 2.800%, 04/03/20	1,500	1,504,075
Caterpillar Financial Services Corp. 3.150%, 09/07/21	1,500	1,531,032
John Deere Capital Corp. (3 M ICE LIBOR + 0.240%) 2.372%, 03/12/21 •	2,000	1,999,303
Wabtec Corp. (3 M ICE LIBOR + 1.300%) 3.419%, 09/15/21 •	1,000	1,000,029

		6,034,439

Media — 2.2%
Charter Communications Operating LLC 4.464%, 07/23/22	1,500	1,579,232
Comcast Corp. 3.450%, 10/01/21	2,000	2,059,671
Fox Corp. 3.666%, 01/25/22 144A @	1,500	1,548,753

		5,187,656

Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	1,500	1,512,244

Oil & Gas — 3.3%
EOG Resources, Inc. 2.450%, 04/01/20	2,000	2,002,753
EQT Corp. 2.500%, 10/01/20	1,000	998,412
Occidental Petroleum Corp. (3 M ICE LIBOR + 1.450%) 3.637%, 08/15/22 •	2,250	2,264,850
Phillips 66 (3 M ICE LIBOR + 0.600%) 2.732%, 02/26/21 •	2,000	2,000,089
Transocean, Inc. 8.375%, 12/15/21	518	530,950

		7,797,054

	Par (000)	Value†

Packaging and Containers — 1.7%
Ball Corp. 4.375%, 12/15/20	$1,525	$1,556,278
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	969	971,143
Sealed Air Corp. 6.500%, 12/01/20 144A @	1,500	1,546,875

		4,074,296

Pharmaceuticals — 3.8%
Bayer US Finance II LLC 3.500%, 06/25/21 144A @	2,000	2,040,055
Bristol-Myers Squibb, Co. 2.600%, 05/16/22 144A @	1,000	1,013,802
Cigna Corp. 3.200%, 09/17/20	2,500	2,524,229
CVS Health Corp. (3 M ICE LIBOR + 0.630%) 2.732%, 03/09/20 •	200	200,395
Elanco Animal Health, Inc. 4.272%, 08/28/23	1,645	1,726,888
Zoetis, Inc. 3.250%, 08/20/21	1,500	1,526,344

		9,031,713

Pipelines — 2.0%
DCP Midstream Operating LP 5.350%, 03/15/20 144A @	1,000	1,007,500
Energy Transfer Operating LP 7.500%, 10/15/20	1,500	1,576,344
MPLX LP (3 M ICE LIBOR + 0.900%) 3.002%, 09/09/21 •	2,000	2,006,640

		4,590,484

Retail — 1.3%
Family Dollar Stores, Inc. 5.000%, 02/01/21	1,500	1,546,734
Penske Automotive Group, Inc. 3.750%, 08/15/20	1,500	1,505,700

		3,052,434

Semiconductors — 1.3%
Analog Devices, Inc. 2.850%, 03/12/20	1,000	1,003,604
Broadcom, Inc. 3.125%, 04/15/21 144A @	2,000	2,019,185

		3,022,789

Software — 1.9%
Activision Blizzard, Inc. 2.300%, 09/15/21	1,000	1,002,565
CDK Global, Inc. 3.800%, 10/15/19	1,500	1,500,000
VMware, Inc. 2.300%, 08/21/20	2,000	2,001,042

		4,503,607

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Telecommunications — 1.1%
Sprint Corp. 7.250%, 09/15/21	$1,498	$1,598,516
Sprint Spectrum Co., LLC 3.360%, 09/20/21 144A @	1,000	1,003,750

		2,602,266

TOTAL CORPORATE BONDS (Cost $139,807,659)		140,959,022

MUNICIPAL BONDS — 1.5%
Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Series A 6.166%, 07/01/40	2,000	2,060,880
New York City, New York, Build America Bonds Fiscal 2010 Subordinate Series H-1 6.246%, 06/01/35	1,510	1,551,993

Total MUNICIPAL BONDS (Cost $3,604,684)		3,612,873

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.0%

Fannie Mae Pool — 0.0%
Fannie Mae Pool 4.000%, 06/01/20 (Cost $6,752)	7	7,018

U.S TREASURY OBLIGATION — 3.6%
U.S. Treasury Inflation Indexed Bonds
1.375%, 01/15/20	2,076	2,070,014
0.375%, 07/15/27	2,360	2,395,312
U.S. Treasury Note 1.375%, 01/31/21	4,000	3,979,062

Total U.S TREASURY OBLIGATION (Cost $8,400,695)		8,444,388

	Number of Shares
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $3,906,102)	3,906,102	3,906,102

TOTAL INVESTMENTS — 99.4% (Cost $235,200,723)		234,495,080

Other Assets & Liabilities — 0.6%		1,444,054

TOTAL NET ASSETS — 100.0%		$235,939,134

µ	Perpetual security with no stated maturity date.
†	See Security Valuation Note in the most recent semi-annual or annual report.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $97,654,359, which represents 41.4% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

BV — Besloten Vennootschap

CLO — Collateralized Loan Obligation.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

NA — National Association.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 09/30/2019 ††
United States	78%
Cayman Islands	16
Canada	2
Ireland	2
Japan	1
Singapore	1
Total	100%

†† %	of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
U.S. TREASURY OBLIGATION	$8,444,388	$—	$8,444,388	$—
ASSET BACKED SECURITIES	47,211,582	—	47,211,582	—
COMMERCIAL MORTGAGE BACKED SECURITIES	30,354,095	—	30,354,095	—
CORPORATE BONDS	140,959,022	—	140,959,022	—
MUNICIPAL BONDS	3,612,873	—	3,612,873	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	7,018	—	7,018	—
SHORT-TERM INVESTMENTS	3,906,102	3,906,102	—	—
TOTAL INVESTMENTS	$234,495,080	$3,906,102	$230,588,978	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(351,197)	$(351,197)	$—	$—
TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(351,197)	$(351,197)	$—	$—

(1)       Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open futures contracts held by the Fund at September 30, 2019 were as follows:

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	US Treasury 2 year Note	12/31/2019	120	2,000	$108	$25,860,000	$—	$(61,150)
Buy/Long	US Treasury 5 year Note	12/31/2019	143	1,000	119	17,038,227	—	(91,609)
Buy/Long	US Treasury 10 year Note	12/19/2019	140	1,000	130	18,243,750	—	(165,938)
Buy/Long	US Treasury 10 year Ultra Bond	12/19/2019	20	1,000	142	2,848,125	—	(32,500)

Total							$—	$(351,197)